Principal Activities, Organization And Basis Of Presentation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended			1 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Apr. 15, 2008 Convertible Senior Notes USD ($)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock USD ($)	Jun. 03, 2011 Series A Redeemable Convertible Preferred Stock USD ($)	Dec. 31, 2012 Borrowing One USD ($)	Dec. 31, 2012 Borrowing One CNY	Dec. 31, 2012 Borrowing Two USD ($)	Dec. 31, 2012 Borrowing Two CNY	Dec. 31, 2012 Minimum	Mar. 31, 2013 Subsequent Event USD ($)	Apr. 15, 2013 Subsequent Event Convertible Senior Notes USD ($)	Apr. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 31, 2013 Subsequent Event Fulai Investments Limited USD ($)	Feb. 28, 2013 Subsequent Event Fulai Investments Limited USD ($)	Jan. 21, 2013 Subsequent Event Fulai Investments Limited	Dec. 31, 2012 Subsidiaries USD ($)	Dec. 31, 2012 LDKSCT	Dec. 31, 2011 LDKSCT
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Working capital deficit	$ 3,144,957
Cash and cash equivalents	98,283	244,072	202,127	384,761
Short-term borrowings and current installments of long-term borrowings	2,391,327	2,032,023																		2,391,327
Net income (loss)	(1,052,059)	(608,954)	296,467
Deficit in total equity	(502,764)	624,924	1,019,738	876,936
Consolidated Fixed Charge Coverage ratio	2.5
Aggregate principal amount of Convertible Senior Notes					400,000									23,793
Percentage of subscription price used to calculate redemption price																					100.00%	100.00%
Aggregate issuance price of series A redeemable convertible preferred stock that Strategic Investors have agreed to subscribe						240,000	240,000
Internal rate of return																					23.00%	23.00%
Qualified IPO completion date																					Jun. 03, 2013	Jun. 03, 2013
Short term borrowings								318,192	2,000,000	79,548	500,000		1,112,817
Restructuring plan for postpone period of redemption rights												1 year
Restructuring plan for replacement period												1 year
Issuance and purchases of ordinary shares															25,000,000		17,000,000		17,000,000
Issuance and purchases of ordinary shares, value																15,360	24,510	9,150
Common stock aggregate purchase price															$ 25,750